Average Annual Total Returns - Steward Covered Call Income Fund	Class A 1 Year	Class A Since Class Inception	Class C 1 Year	Class C Since Class Inception	Class R6 1 Year	Class R6 Since Class Inception	Institutional Class 1 Year	Institutional Class Since Class Inception	Institutional Class Inception Date	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions Since Class Inception	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares Since Class Inception	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes) Since Class Inception	Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes) 1 Year	Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes) Since Class Inception
Total	6.65%	7.25%	4.94%	6.75%	5.76%	6.78%	6.99%	7.51%	Dec. 14, 2017	1.33%	3.50%	4.37%	4.17%	18.40%	14.27%	(2.75%)	2.43%